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PBHG Insurance Series Fund, Inc.
Annual Report December 31, 2000

o PBHG Mid-Cap Value Portfolio

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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

Dear Shareholder:

While 2000 proved to be a difficult period for the market, we are pleased to report that the PBHG Mid-Cap Value Portfolio returned 28.47% for the year ended December 31, 2000. The Portfolio finished ahead of its benchmarks, the S&P Midcap 400 Index, and the S&P Barra Midcap Value Index, which returned 17.51% and 27.84%, respectively, for the year.

Performance Discussion

Outsized volatility was a common theme throughout 2000. We used this volatility to our advantage, building positions in attractively priced companies. As the year progressed, the abrupt slowdown of the U.S. economy startled the market and its participants. While several economic indicators clearly signaled a slower economy, investors specifically witnessed significant decreases in retail spending and corporate investments in technology during the second half of the year. The market's preoccupation with the economy's deceleration triggered a flight to safety among investors. As scores of companies pre-announced earnings shortfalls or revised projections against the backdrop of a more sluggish economy, investors jumped to those stocks offering the highest yields or representing economically insensitive areas, such as health care and utilities.

Another factor affecting the Portfolio was the continued focus on energy stocks, which were positively impacted by persistently high energy prices throughout the year. In addition, the beginning of a "normal" winter has drawn attention to diminished U.S. natural gas reserves, providing a further boost to energy stocks.

Overall, we were pleased with the performance of the companies held by the Portfolio during the year. We believe holdings in defensive sectors, such as energy, utilities and health care, benefited Portfolio performance amid the rapidly changing economic environment. Financial stocks also performed well, as speculation mounted over a possible near-term reduction in interest rates by the Federal Reserve. Technology contributed solid gains in the first half of the year, but detracted from our results during the second half as the outlook for the sector deteriorated.

Looking Forward

The market's ongoing volatility makes it difficult to provide an outlook for 2001. One question on everyone's mind is how the domestic economy will fare over the next year. Federal Reserve Chairman Greenspan has indicated that he is ready to step in and save the economy from a "hard" landing, a position lent credence by the surprise half point decrease in the federal funds rate early in the new year. Although any further action the Fed may take on interest rates is still unknown, an easing of monetary policy could benefit out-of-favor stocks, including many in the technology sector. However, regardless of Fed action, we expect that economic growth will likely remain at a lower level than at the beginning of 2000, and we will continue to witness some of the same turbulence to which investors have unfortunately become accustomed. During this continued economic uncertainty, we will emphasize diversification, looking for companies showing good long-term growth prospects, positive near-term business dynamics and reasonable valuations across a broad range of industries.


Sincerely,
/s/ JEROME HEPPELMANN

Jerome J. Heppelmann, CFA
Portfolio Manager
                                       1
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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

--------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURN(1) AS OF DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                    Annualized
                                       One Year                    Inception to
                                        Return                        Date(2)
--------------------------------------------------------------------------------
PBHG Mid-Cap Value Portfolio            28.47%                        32.23%
--------------------------------------------------------------------------------

 Comparison of Change in the Value of a $10,000 Investment in the PBHG Mid-Cap
  Value Portfolio versus the S&P MidCap 400 Index, the S&P Barra MidCap Value
                Index and the Lipper Mid-Cap Value Funds Average

[MIDCAP VALUE GRAPH OMITTED]
PLOT POINTS FOLLOWS

                     Mid-Cap                   S&P                          Lipper Mid-Cap                S&P Barra
                     Value                   MidCap 400                      Mid-Cap Value                Barra MidCap
                    Portfolio                  Index                      Funds Classification            Value Index
11/30/98             $10,000                   $10,000                         $10,000                     $10,000
12/31/98             $11,100                   $11,208                         $10,438                     $10,446
1/31/99              $11,300                   $10,772                         $10,319                      $9,900
2/28/99              $10,640                   $10,208                          $9,852                      $9,427
3/31/99              $11,180                   $10,493                         $10,103                      $9,605
4/30/99              $11,420                   $11,321                         $10,968                     $10,534
5/31/99              $12,010                   $11,370                         $11,154                     $10,706
6/30/99              $12,840                   $11,979                         $11,575                     $11,039
7/31/99              $12,650                   $11,724                         $11,348                     $10,892
8/31/99              $12,190                   $11,322                         $10,929                     $10,479
9/30/99              $12,017                   $10,972                         $10,639                      $9,963
10/31/99             $12,110                   $11,532                         $10,791                     $10,163
11/30/99             $12,556                   $12,137                         $11,085                     $10,367
12/31/99             $13,948                   $12,858                         $11,695                     $10,688
1/31/2000            $13,363                   $12,496                         $11,195                     $10,226
2/29/2000            $14,007                   $13,371                         $11,335                      $9,851
3/31/2000            $16,066                   $14,489                         $12,392                     $11,359
4/30/2000            $15,703                   $13,984                         $12,214                     $11,255
5/31/2000            $16,347                   $13,809                         $12,234                     $11,580
6/30/2000            $16,230                   $14,012                         $12,262                     $11,057
7/31/2000            $16,008                   $14,233                         $12,331                     $11,495
8/31/2000            $17,716                   $15,822                         $13,224                     $12,317
9/30/2000            $17,178                   $15,714                         $13,168                     $12,499
10/31/2000           $17,006                   $15,181                         $13,189                     $12,380
11/30/2000           $16,047                   $14,035                         $12,542                     $12,397
12/31/2000           $17,919                   $15,109                         $13,575                     $13,664


(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(3) The S&P MidCap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.

(4) The S&P Barra MidCap Value Index is an unmanaged capitalization-weighted index that consists of those securities in the S&P MidCap 400 Index with lower price-to-book ratios. The Index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance.

(5) The Lipper Mid-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Value category. The performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance.



[Graph of Sector Weightings - at December 31, 2000]


Cash                     1%
Basic Materials          4%
Consumer Cyclical        15%
Consumer Non-Cyclical    2%
Energy                   16%
Financial                21%
Health Care              8%
Industrial               8%
Services                 7%
Technology               8%
Utilities                10%

Top Ten Holdings - December 31, 2000

Block (H&R)                           2.30%
Grant Prideco                         2.19%
XL Capital Limited, Cl A              1.94%
USA Networks                          1.73%
ITT Industries                        1.72%
Adelphia Communications, Cl A         1.72%
Charter One Financial                 1.68%
Parametric Technologies               1.64%
Crompton                              1.63%
Safeco                                1.46%
-------------------------------------------
% of Total Portfolio Investments     18.01%


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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio


STATEMENT OF NET ASSETS
As of December 31, 2000
--------------------------------------------------------------------------------
                                                                         Market
Description                                            Shares            Value
--------------------------------------------------------------------------------
Common Stock -- 99.1%
Basic Materials -- 4.4%
Chemicals-Diversified -- 0.4%
Lyondell Chemical                                        200           $   3,062
                                                                      ----------
                                                                           3,062
--------------------------------------------------------------------------------
Chemicals-Specialty -- 1.6%
Crompton                                                1400              14,700
                                                                      ----------
                                                                          14,700
--------------------------------------------------------------------------------
Metal-Diversified -- 1.3%

Inco Limited                                             700              11,732
                                                                      ----------
                                                                          11,732
--------------------------------------------------------------------------------
Paper & Related Products -- 1.1%
Boise Cascade                                            300              10,087
                                                                      ----------
                                                                          10,087
--------------------------------------------------------------------------------
Total Basic Materials (Cost $37,189)                                      39,581
                                                                      ----------
--------------------------------------------------------------------------------
Consumer Cyclical -- 14.7%
Auto/Truck Parts & Equipment-Original -- 1.5%
TRW                                                      300              11,625
Visteon                                                  200               2,300
                                                                      ----------
                                                                          13,925
--------------------------------------------------------------------------------
Broadcast Service/Programming -- 0.5%
Clear Channel Communications*                            100               4,843
                                                                      ----------
                                                                           4,843
--------------------------------------------------------------------------------
Cable Tv -- 4.4%
Adelphia Communications, Cl A*                           300              15,487
Cablevision Systems, Cl A*                               100               8,493
USA Networks*                                            800              15,550
                                                                      ----------
                                                                          39,530
--------------------------------------------------------------------------------
Casino Hotels -- 0.6%
Harrah's Entertainment*                                  200               5,275
                                                                      ----------
                                                                           5,275
--------------------------------------------------------------------------------
Cruise Lines -- 0.3%
Royal Caribbean Cruises                                  100               2,645
                                                                      ----------
                                                                           2,645
--------------------------------------------------------------------------------
Hotels & Motels -- 1.2%
Starwood Hotels & Resorts                                300              10,575
                                                                      ----------
                                                                          10,575
--------------------------------------------------------------------------------
Multimedia -- 1.9%
A.H. Belo Corp, Cl A                                     300               4,800
Gannett                                                  100               6,306
Scripps (E.W.), Cl A                                     100               6,288
                                                                      ----------
                                                                          17,394
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         Market
Description                                            Shares            Value
--------------------------------------------------------------------------------
Printing-Commercial -- 0.4%
Valassis Communications*                                 100       $       3,156
                                                                      ----------
                                                                           3,156
--------------------------------------------------------------------------------
Retail-Apparel/Shoes -- 0.3%

Intimate Brands                                          200               3,000
                                                                      ----------
                                                                           3,000
--------------------------------------------------------------------------------
Retail-Bookstore -- 0.3%
Barnes & Noble*                                          100               2,650
                                                                      ----------
                                                                           2,650
--------------------------------------------------------------------------------
Retail-Consumer Electronics -- 0.8%
Circuit City Stores                                      600               6,900
                                                                      ----------
                                                                           6,900
--------------------------------------------------------------------------------
Retail-Drug Store -- 0.5%
Longs Drug Stores                                        200               4,825
                                                                      ----------
                                                                           4,825
--------------------------------------------------------------------------------
Retail-Restaurants -- 0.9%
Wendys International                                     300               7,875
                                                                      ----------
                                                                           7,875
--------------------------------------------------------------------------------
Television -- 0.6%

Pegasus Communications*                                  200               5,150
                                                                      ----------
                                                                           5,150
--------------------------------------------------------------------------------
Travel Services -- 0.5%
Sabre Holdings, Cl A*                                    100               4,314
                                                                      ----------
                                                                           4,314
--------------------------------------------------------------------------------
Total Consumer Cyclical (Cost $118,950)                                  132,057
                                                                      ----------
--------------------------------------------------------------------------------
Consumer Non-Cyclical -- 2.0%
Consumer Products-Miscellaneous -- 1.0%
Fortune Brands                                           300               9,000
                                                                      ----------
                                                                           9,000
--------------------------------------------------------------------------------
Food-Meat Products -- 0.4%
Hormel Foods                                             200               3,725
                                                                      ----------
                                                                           3,725
--------------------------------------------------------------------------------
Poultry -- 0.6%
Tyson Foods, Cl A                                        400               5,100
                                                                      ----------
                                                                           5,100
--------------------------------------------------------------------------------
Total Consumer Non-Cyclical (Cost $14,890)                                17,825
--------------------------------------------------------------------------------
Energy -- 15.9%
Oil Companies-Exploration & Production -- 5.6%
Anadarko Petroleum                                        36               2,558
Apache                                                   100               7,006
Devon Energy                                             120               7,316
Forest Oil*                                              200               7,375
Louis Dreyfus Natural Gas*                               200               9,162
Ocean Energy*                                            500               8,687
Triton Energy, Cl A*                                     200               6,000
Westport Resources*                                      100               2,194
                                                                      ----------
                                                                          50,298
--------------------------------------------------------------------------------

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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

--------------------------------------------------------------------------------
                                                                         Market
Description                                            Shares            Value
--------------------------------------------------------------------------------
Oil Companies-Integrated -- 0.9%
Unocal                                                   200        $      7,738
                                                                      ----------
                                                                           7,738
--------------------------------------------------------------------------------
Oil Field Machinery & Equipment -- 2.2%
Grant Prideco*                                           900              19,744
                                                                      ----------
                                                                          19,744
--------------------------------------------------------------------------------
Oil & Gas Drilling -- 3.8%
Diamond Offshore Drilling                                100               4,000
Ensco International                                      300              10,218
Global Marine*                                           200               5,675
Noble Drilling*                                          100               4,344
Santa Fe International                                   300               9,619
                                                                      ----------
                                                                          33,856
--------------------------------------------------------------------------------
Oil-Field Services -- 2.2%
BJ Services*                                             100               6,888
Hanover Compressor*                                      200               8,913
Tidewater                                                100               4,437
                                                                      ----------
                                                                          20,238
--------------------------------------------------------------------------------
Pipelines -- 1.2%
Kinder Morgan                                            200              10,439
                                                                      ----------
                                                                          10,439
--------------------------------------------------------------------------------
Total Energy (Cost $103,370)                                             142,313
                                                                      ----------
--------------------------------------------------------------------------------
Financial -- 20.8%
Commercial Banks-Eastern U.S. -- 1.9%
Mercantile                                               100               4,318
Wilmington Trust                                         200              12,412
                                                                      ----------
                                                                          16,730
--------------------------------------------------------------------------------
Commercial Banks-Southern U.S. -- 1.2%
First Tennessee National                                 100               2,893
Southtrust                                               200               8,138
                                                                      ----------
                                                                          11,031
--------------------------------------------------------------------------------
Commercial Banks-Western U.S. -- 0.7%

Zions Bancorporation                                     100               6,244
                                                                      ----------
                                                                           6,244
--------------------------------------------------------------------------------
Finance-Consumer Loans -- 1.2%
Household International                                  200              11,000
                                                                      ----------
                                                                          11,000
--------------------------------------------------------------------------------
Finance-Credit Card -- 1.3%
Providian Financial                                      200              11,500
                                                                      ----------
                                                                          11,500
--------------------------------------------------------------------------------
Financial Guarantee Insurance -- 0.8%
The PMI Group                                            100               6,769
                                                                      ----------
                                                                           6,769
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         Market
Description                                            Shares            Value
--------------------------------------------------------------------------------

Life/Health Insurance -- 3.4%
Jefferson Pilot                                          100       $       7,475
John Hancock Financial                                   200               7,525
Torchmark                                                200               7,688
Unumprovident                                            300               8,062
                                                                      ----------
                                                                          30,750
--------------------------------------------------------------------------------
Multi-Line Insurance -- 2.3%
Allmerica Financial                                      100               7,250
Safeco                                                   400              13,150
                                                                      ----------
                                                                          20,400
--------------------------------------------------------------------------------
Property/Casualty Insurance -- 1.9%
XL Capital Limited, Cl A                                 200              17,475
                                                                      ----------
                                                                          17,475
--------------------------------------------------------------------------------
S&L/Thrifts-Central U.S. -- 1.7%
Charter One Financial                                    525              15,160
                                                                      ----------
                                                                          15,160
--------------------------------------------------------------------------------
S&L/Thrifts-Eastern U.S. -- 0.7%
Dime Bancorp                                             200               5,912
                                                                      ----------
                                                                           5,912
--------------------------------------------------------------------------------
S&L/Thrifts-Western U.S. -- 2.4%
Golden State Bancorp                                     300               9,431
Golden West Financial                                    100               6,750
Washington Mutual                                        100               5,307
                                                                      ----------
                                                                          21,488
--------------------------------------------------------------------------------
Super-Regional Banks-U.S. -- 1.3%
Comerica                                                 100               5,937
First Union                                              200               5,563
                                                                      ----------
                                                                          11,500
--------------------------------------------------------------------------------
Total Financial (Cost $137,535)                                          185,959
                                                                      ----------
--------------------------------------------------------------------------------
Health Care -- 8.4%
Health Care Cost Containment -- 0.8%
McKesson HBOC                                            200               7,178
                                                                      ----------
                                                                           7,178
--------------------------------------------------------------------------------
Medical Instruments -- 1.1%
Boston Scientific*                                       300               4,106
St. Jude Medical*                                        100               6,143
                                                                      ----------
                                                                          10,249
--------------------------------------------------------------------------------
Medical-Biomedical/Genetics -- 0.1%
Aclara Biosciences*                                      100               1,088
                                                                      ----------
                                                                           1,088
--------------------------------------------------------------------------------
Medical-Drugs -- 1.5%
Cephalon*                                                100               6,331
Teva Pharmaceutical ADR                                  100               7,325
                                                                      ----------
                                                                          13,656
--------------------------------------------------------------------------------
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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

--------------------------------------------------------------------------------
                                                                         Market
Description                                            Shares            Value
--------------------------------------------------------------------------------
Medical-Generic Drugs -- 3.1%
Barr Laboratories*                                       100        $      7,293
Mylan Labs                                               400              10,075
Watson Pharmaceutical*                                   200              10,238
                                                                      ----------
                                                                          27,606
--------------------------------------------------------------------------------
Medical-Wholesale Drug Distributor -- 0.4%
Bergen Brunswig                                          200               3,166
                                                                      ----------
                                                                           3,166
--------------------------------------------------------------------------------
Pharmacy Services -- 1.2%
Omnicare                                                 500              10,813
                                                                      ----------
                                                                          10,813
--------------------------------------------------------------------------------
Respiratory Products -- 0.2%
Edwards Lifesciences*                                    100               1,775
                                                                      ----------
                                                                           1,775
--------------------------------------------------------------------------------
Total Health Care (Cost $65,990)                                          75,531
                                                                      ----------
--------------------------------------------------------------------------------
Industrial -- 8.1%
Aerospace/Defense -- 0.9%
Litton Industries*                                       100               7,869
                                                                      ----------
                                                                           7,869
--------------------------------------------------------------------------------
Building Products-Cement/Aggregate -- 0.9%
Martin Marietta Materials                                200               8,460
                                                                      ----------
                                                                           8,460
--------------------------------------------------------------------------------
Circuit Boards -- 0.3%
Jabil Circuit*                                           100               2,538
                                                                      ----------
                                                                           2,538
--------------------------------------------------------------------------------
Diversified Manufacturing Operations -- 3.1%
Eaton                                                    100               7,518
ITT Industries                                           400              15,500
Textron                                                  100               4,650
                                                                      ----------
                                                                          27,668
--------------------------------------------------------------------------------
Electronic Components-Miscellaneous -- 0.2%
Vishay Intertechnology*                                  150               2,270
                                                                      ----------
                                                                           2,270
--------------------------------------------------------------------------------
Electronic Measuring Instruments -- 0.8%
Tektronix                                                200               6,738
                                                                      ----------
                                                                           6,738
--------------------------------------------------------------------------------
Instruments-Scientific -- 1.4%

Millipore                                                200              12,600
                                                                      ----------
                                                                          12,600
--------------------------------------------------------------------------------
Power Conversion/Supply Equipment -- 0.5%
Advanced Energy Industries*                              200               4,500
                                                                      ----------
                                                                           4,500
--------------------------------------------------------------------------------
Total Industrial (Cost $63,836)                                           72,643
                                                                      ----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Face              Market
Description                                            Amount            Value
--------------------------------------------------------------------------------

Services -- 6.8%
Building-Maintenance & Service -- 0.5%
Ecolab                                                   100       $       4,318
                                                                      ----------
                                                                           4,318
--------------------------------------------------------------------------------
Commercial Services-Finance -- 4.3%
Block (H&R)                                              500              20,687
Concord EFS*                                             200               8,788
Equifax                                                  300               8,607
                                                                      ----------
                                                                          38,082
--------------------------------------------------------------------------------
Computer Services -- 1.1%
Unisys*                                                  700              10,238
                                                                      ----------
                                                                          10,238
--------------------------------------------------------------------------------
Consulting Services -- 0.5%
Comdisco                                                 400               4,575
                                                                      ----------
                                                                           4,575
--------------------------------------------------------------------------------
Telephone-Integrated -- 0.4%
Winstar Communications*                                  300               3,506
                                                                      ----------
                                                                           3,506
--------------------------------------------------------------------------------
Total Services (Cost $61,983)                                             60,719
                                                                      ----------
--------------------------------------------------------------------------------
Technology -- 7.7%
Applications Software -- 2.5%
Intuit*                                                  200               7,888
Parametric Technologies*                                1100              14,781
                                                                      ----------
                                                                          22,669
--------------------------------------------------------------------------------
Computers-Memory Devices -- 1.2%
Quantum -- DLT & Storage*                                 800             10,650
                                                                      ----------
                                                                          10,650
--------------------------------------------------------------------------------
Data Processing/Management -- 0.5%

Reynolds & Reynolds                                      200               4,050
                                                                      ----------
                                                                           4,050
--------------------------------------------------------------------------------
Decision Support Software -- 0.4%
Wind River Systems*                                      100               3,413
                                                                      ----------
                                                                           3,413
--------------------------------------------------------------------------------
Electronic Components-Semiconductors -- 0.3%
Advanced Micro Devices*                                  200               2,763
                                                                      ----------
                                                                           2,763
--------------------------------------------------------------------------------
Internet Infrastructure Software -- 0.3%
Retek*                                                   100               2,438
                                                                      ----------
                                                                           2,438
--------------------------------------------------------------------------------
Internet Security -- 1.0%
Networks Associates*                                    2200               9,213
                                                                      ----------
                                                                           9,213
--------------------------------------------------------------------------------

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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

--------------------------------------------------------------------------------
                                                                         Market
Description                                            Shares            Value
--------------------------------------------------------------------------------
Networking Products -- 0.8%
Cabletron Systems*                                       500       $       7,531
                                                                      ----------
                                                                           7,531
--------------------------------------------------------------------------------
Telecommunications Equipment -- 0.7%
Harris                                                   200               6,125
                                                                      ----------
                                                                           6,125
--------------------------------------------------------------------------------
Total Technology (Cost $84,612)                                           68,852
                                                                      ----------
--------------------------------------------------------------------------------
Transportation -- 0.4%
Transport-Truck -- 0.4%
Swift Transportation*                                    200               3,963
                                                                      ----------
                                                                           3,963
--------------------------------------------------------------------------------
Total Transportation (Cost $3,274)                                         3,963
                                                                      ----------
--------------------------------------------------------------------------------
Utilities -- 9.9%
Electric-Generation -- 0.5%
Orion Power Holdings*                                    200               4,924
                                                                      ----------
                                                                           4,924
--------------------------------------------------------------------------------
Electric-Integrated -- 8.5%
Allete                                                   400               9,925
CMS Energy                                               200               6,337
Conectiv                                                 400               8,025
Constellation Energy                                     200               9,013
DQE                                                      300               9,825
DTE Energy                                               300              11,681
Nisource                                                 200               6,150
PG&E                                                     500              10,000
Potomac Electric Power                                   200               4,942
                                                                      ----------
                                                                          75,898
--------------------------------------------------------------------------------
Gas-Distribution -- 0.9%
UGI                                                      300               7,593
                                                                      ----------
                                                                           7,593
--------------------------------------------------------------------------------
Total Utilities (Cost $76,473)                                            88,415
--------------------------------------------------------------------------------
Total Commom Stock (Cost $768,102)                                       887,858
                                                                      ----------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Face              Market
Description                                            Amount            Value
--------------------------------------------------------------------------------
Repurchase Agreement -- 1.5%
Morgan Stanley
   6.25%, dated 12/29/00, matures 01/02/01,
   repurchase price $13,437 (collateralized
   by U.S. Government Obligations: total
   market value $14,093) (A)                         $13,427          $   13,427
                                                                      ----------
Total Repurchase Agreement (Cost $13,427)                                 13,427
--------------------------------------------------------------------------------
Total Investments -- 100.6% (Cost $781,529)                              901,285
                                                                      ----------
--------------------------------------------------------------------------------
Other Assets and Liabilities -- (0.6%)
Total Other Assets and Liabilities, Net                                  (5,533)
                                                                      ----------
--------------------------------------------------------------------------------
Net Assets:
Paid-in-capital (authorized 500 million
   shares -- $0.001 par value) based on 71,692
   outstanding shares of common stock                                    769,971
Accumulated net realized gain on investments                               6,025
Net unrealized appreciation on investments                               119,756
                                                                      ----------
Total Net Assets -- 100.0%                                            $  895,752
                                                                      ==========
Net Asset Value, Offering and Redemption
   Price Per Share                                                        $12.49
                                                                      ==========
* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

    The accompanying notes are an integral part of the financial statements.


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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

Investment Income:
      Dividends ................................................      $   9,713
      Interest .................................................          1,390
                                                                      ---------
         Total Investment Income ...............................         11,103
                                                                      ---------
Expenses:
      Investment Advisory Fees .................................          6,790
      Administrative Fees ......................................          1,198
      Custodian Fees ...........................................          3,093
      Transfer Agent Fees ......................................         11,006
      Printing Fees ............................................         13,330
      Directors' Fees ..........................................             26
      Insurance and Other Expenses .............................            631
                                                                      ---------
         Total Expenses ........................................         36,074
                                                                      ---------

Waiver of Investment Advisory Fees .............................         (6,790)
      Waiver of Administrative Fees ............................         (1,198)
      Reimbursement of Other Expenses by Adviser ...............        (18,501)
                                                                      ---------
         Net Expenses ..........................................          9,585
                                                                      ---------
Net Investment Income ..........................................          1,518
                                                                      ---------
Net Realized Gain from Security Transactions ...................        142,380
Net Change in Unrealized Appreciation on Investments ...........         54,092
                                                                      ---------
Net Realized and Unrealized Gain on Investments ................        196,472
                                                                      ---------
Increase in Net Assets Resulting from Operations ...............      $ 197,990
                                                                      =========

    The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2000 and the year ended December 31, 1999


                                                         01/01/00      01/01/99
                                                           to             to
                                                         12/31/00      12/31/99
                                                         ---------    ---------

Investment Activities:
   Net Investment Income ..............................  $   1,518    $     880
   Net Realized Gain from Security Transactions .......    142,380      109,158
   Net Change in Unrealized Appreciation on Investments     54,092       32,580
                                                         ---------    ---------
   Net Increase in Net Assets Resulting from Operations    197,990      142,618
                                                         ---------    ---------
Distributions to Shareholders From:
   Net Investment Income ..............................     (2,421)        (115)
   Net Realized Gains from Security Transactions ......   (167,111)    (100,224)
                                                         ---------    ---------
   Total Distributions ................................   (169,532)    (100,339)
                                                         ---------    ---------
Capital Share Transactions:
   Shares Issued ......................................       --           --
   Shares Issued upon Reinvestment of Distributions ...    169,532      100,339
   Shares Redeemed ....................................       --           --
                                                         ---------    ---------
   Increase in Net Assets Derived from
     Capital Share Transactions .......................    169,532      100,339
                                                         ---------    ---------
   Total Increase in Net Assets .......................    197,990      142,618
                                                         ---------    ---------
Net Assets:
   Beginning of Period ................................    697,762      555,144
                                                         ---------    ---------
   End of Period ......................................  $ 895,752    $ 697,762
                                                         =========    =========
Shares Issued and Redeemed:
   Shares Issued ......................................       --           --
   Shares Issued upon Reinvestment of Distributions ...     13,173        8,509
   Shares Redeemed ....................................       --           --
                                                         ---------    ---------
   Net Increase in Shares Outstanding .................     13,173        8,509
                                                         =========    =========

Amounts designated as "--" are either $0 or have been rounded to $0

    The accompanying notes are an integral part of the financial statements.

[LOGO]

PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Fiscal Year or Period




               Net                      Realized and                                        Net
              Asset                      Unrealized     Distributions   Distributions      Asset
              Value           Net         Gains or        from Net         from            Value
            Beginning      Investment       Losses        Investment      Capital           End             Total
            of Period        Income      on Securities     Income          Gains          of Period         Return

2000         $11.92          $ 0.02         $ 3.34         $(0.04)         $(2.75)         $12.49           28.47%
1999          11.10            0.02           2.75           --             (1.95)          11.92           25.66%
1998(1)       10.00            --             1.10           --              --             11.10           11.00%+

                                                                            Ratio
                                                                           of Net
                                                                         Investment
                                              Ratio          Ratio         Income
               Net                            of Net      of Expenses      (Loss)
               Asset          Ratio         Investment     to Average     to Average
               Value        of Expenses      Income        Net Assets     Net Assets       Portfolio
                End         to Average      to Average     (Excluding     (Excluding       Turnover
             of Period      Net Assets      Net Assets      Waivers)       Waivers)          Rate


2000         $895,752          1.20%          0.19%          4.52%          (3.13)%         260.64%
1999          697,762          1.20%          0.15%          5.89%          (4.54)%         906.69%
1998(1)       555,144          1.20%*         0.26%*         4.13%*         (2.67)%*         72.32%+


*    Annualized.

+    Total return and portfolio turnover have not been annualized.

1    The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

 Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

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PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS
As of December 31, 2000

1.   Organization
The PBHG Mid-Cap Value Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and six others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio") the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio", formerly the Large Cap Value Portfolio), and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Select Value Portfolio, or the Select 20 Portfolio, whose financial statements are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by life insurance companies. At December 31, 2000, 100% of the outstanding shares of the Portfolio were held by Pilgrim Baxter & Associates, Ltd. (the "Adviser").

2.   Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (currently 4:00 pm, Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

Dividends -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in- capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of December 31, 2000, primarily attributable to certain net operating losses which, for tax purposes have been used to offset net short-term capital gains as follows:

                                                                 Undistributed
                                             Accumulated Net     Net Investment
                                              Realized Gain         Income
                                             ---------------     --------------
Mid-Cap Value Portfolio                           $(27)               $27

These reclassifications have no effect on net assets or net asset value per share.

Federal Income Taxes -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Net Asset Value Per Share -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

[LOGO]

PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS
(Continued)

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

Other -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio, which commenced operations on November 30, 1998 and are being amortized on a straight line basis over a period of sixty months from the commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates
The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's net assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Directors on a quarterly basis. At December 31, 2000, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement was $53,064.

Pilgrim Baxter Value Investors, Inc., a wholly-owned subsidiary of the Adviser, serves as the sub-adviser to the Portfolio. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40% of the average daily net assets of the Portfolio. Pilgrim Baxter Value Investors, Inc. receives no fees directly from the Portfolio.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

SEI Investments Distribution Co. ("the Distributor") a wholly-owned subsidiary of SEI, and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor receives no compensation for serving in such capacity.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Investments Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee equal to the greater of $35,000 per Portfolio and $5,000 per additional class of shares or at the annual rate of 0.040% with respect to the first $2.5 billion of the average daily net assets of
(i) the Fund and

[LOGO]

PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS
(Concluded)

(ii) The PBHG Funds, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily net assets of each Portfolio in the PBHG Fund Family, and 0.020% of the average daily net assets of each Portfolio in the PBHG Fund Family in excess of $10 billion. Effective January 1, 2001, an amended and restated administration agreement between the Administrator and the Sub-Administrator will pay the Sub-Administrator the following fee structure for continuing to act in this capacity. The fee will be the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.01% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

The Adviser has entered into an agreement with SEI Investments to act as an agent in placing repurchase agreements for the Fund. For its services SEI Investments received $11 for the year ended December 31, 2000.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank, serves as the custodian for the Fund.

Effective January 2, 1998 the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of these services. UAMSSC receives no fees directly from the Portfolio. For the year ended December 31, 2000, PBHG Fund Services did not receive any fees from the Portfolio for shareholder services. Effective September 30, 2000, the shareholder servicing agreement with PBHG Fund Services and UAMSSC was terminated. Effective October 1, 2000, the Fund entered a materially similar shareholder servicing agreement with DST Systems, Inc.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.

4.   Investment Transactions
The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the year ended December 31, 2000, amounted to $2,029,707 and $2,021,658, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at December 31, 2000, amounted to $171,302 and $51,546, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at December 31, 2000 was not materially different from amounts reported for financial reporting purposes.

5.   Line of Credit
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $500,000,000 committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowing at December 31, 2000, or at any time during the year ended December 31, 2000.

6.   Other
On September 26, 2000, Old Mutual plc acquired United Asset Management Corporation through a tender offer and merger. As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. This change in control constituted an assignment of the Advisory Agreement and resulted in its termination for the purposes of the Investment Company Act of 1940 ("1940 Act"). Investment advisory services are currently being provided pursuant to Interim Advisory Agreements adopted in accordance with Rule 15a-4 under the 1940 Act. Fees payable pursuant to these interim agreements, which are the same fees as under the contract terminated, are being escrowed in accordance with that rule. In accordance with the 1940 Act, the Fund's Board of Directors were asked to approve a new investment advisory agreement with Pilgrim Baxter & Associates, Ltd. and to approve submitting this agreement to shareholders for their approval. The new agreement will be identical to the current agreements in all material respects except for the effective and termination dates and the elimination of a state expense limitation provision. The new agreement will have no effect on the contractual advisory fee rate payable by the Portfolio. No changes are currently planned which would affect services being provided to the Portfolio.

On January 25, 2001, the shareholders approved the new agreements between the Portfolio and Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

[LOGO]

PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of the PBHG Insurance Series Fund, Inc.:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PBHG Mid-Cap Value Portfolio (one of the portfolios constituting the PBHG Insurance Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
February 2, 2001

[LOGO]

PBHG Insurance Series Fund, Inc.
PBHG Mid-Cap Value Portfolio

NOTICE TO SHAREHOLDERS  (unaudited)

For shareholders that do not have a December 31, 2000 taxable year end, this notice is for informational purposes only.

For shareholders with a December 31, 2000 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended December 31, 2000, the Portfolios are designating net capital gains and qualifying dividends with regard to distributions paid during the year as follows:

                             (A)            (B)           (C)            (D)
                             Net         Ordinary
                        Capital Gains     Income         Total
                        Distributions  Distributions  Distributions  Qualifying
                         (Tax Basis)    (Tax Basis)   (Tax Basis)   Dividends(1)
                        -------------- -------------- -------------  ----------
Mid-Cap Value Portfolio      8%             92%          100%            7%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on a percentage of each Portolio's distributions.
** Item (D) is based on a percentage of ordinary income distributions of each Portfolio.

None of the Portfolios qualify in California, Connecticut, or New York to pass through exempt interest dividends from U.S. government obligations.

--------------------------------------------------------------------------------

SHAREHOLDER MEETINGS  (UNAUDITED)


A special meeting of the shareholders of the PBHG Mid-Cap Value Portfolio, a series of the PBHG Insurance Series Fund, Inc. was held on January 25, 2001 to vote on the following matters:


                                                                                                    Mid-Cap Value Portfolio
                  Proposal                                                                       % For      % Against  % Abstain
-----------------------------------------                                                      ---------------------------------

1.  Approve Investment Advisory Agreement between PBHG Insurance Series &
      Pilgrim Baxter & Associates, Ltd                                                          100.00%        0.00%      0.00%
2.  Approve Investment Sub-Advisory Agreement between PBHG Insurance Series &
      Pilgrim Baxter Value Investors, Inc.                                                      100.00%        0.00%      0.00%
3a. Change to Fundamental Restriction on Issuer Diversification                                 100.00%        0.00%      0.00%
3b. Change to Fundamental Restriction on Borrowing Money and Issuing Senior Securities          100.00%        0.00%      0.00%
3c. Change to Fundamental Restriction on Underwriting Securities                                100.00%        0.00%      0.00%
3d. Change to Fundamental Restiction on Industry Concentration                                  100.00%        0.00%      0.00%
3e. Change to Fundamental Restriction on Purchasing or Selling Real Estate                      100.00%        0.00%      0.00%
3f. Change to Fundamental Restriction on Purchasing or Selling Commodities                      100.00%        0.00%      0.00%
3g. Change to Fundamental Restriction on Making Loans                                           100.00%        0.00%      0.00%
3h. Change to Fundamental Restriction on Investing all Assets in an Open End Fund               100.00%        0.00%      0.00%
3i. Change to Fundamental Restriction on Investing in Oil, Gas or Other Mineral
      Exploration or Development Programs                                                       100.00%        0.00%      0.00%
3j. Change to Fundamental Restriction on Investing in Companies for the Purpose of Control      100.00%        0.00%      0.00%
3k. Change to Fundamental Restriction on Making Short Sales or Margin Purchases                 100.00%        0.00%      0.00%
3l. Change to Fundamental Restriction on Pledging Assets                                        100.00%        0.00%      0.00%


                                                                                                       All  Portfolios
                                                                                                 % For      % Against  % Abstain
                                                                                               ---------------------------------
4. To approve the Agreement and Plan of Reorganization as a Delaware Business Trust and
      subsequent dissolution of the Maryland Corporation.                                        91.10%        2.78%      6.12%

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


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

                                     [LOGO]
                        PBHG Insurance Series Fund, Inc.

                               Investment Adviser
                        Pilgrim Baxter & Associates, Ltd.

                                   Distributor
                        SEI Investments Distribution, Co.
                                    Oaks, PA